Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class A
Trading Symbol	WAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.01%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Western Asset Total Return Unconstrained Fund returned 7.16%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	7.16	0.73	1.56
Class A (with sales charge)	3.13	-0.14	1.12
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[2]
Advisory Fees Paid, Amount	$ 719,312
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class C
Trading Symbol	WAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.76%
[3]
Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Western Asset Total Return Unconstrained Fund returned 6.28%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	6.28	0.02	0.87
Class C (with sales charge)	5.28	0.02	0.87
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[4]
Advisory Fees Paid, Amount	$ 719,312
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class FI
Trading Symbol	WARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$107	1.03%
[5]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class FI shares of Western Asset Total Return Unconstrained Fund returned 7.17%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.17	0.75	1.59
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[6]
Advisory Fees Paid, Amount	$ 719,312
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class R
Trading Symbol	WAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.34%
[7]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R shares of Western Asset Total Return Unconstrained Fund returned 6.80%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R	6.80	0.47	1.32
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[8]
Advisory Fees Paid, Amount	$ 719,312
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class I
Trading Symbol	WAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$77	0.74%
[9]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Western Asset Total Return Unconstrained Fund returned 7.43%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	7.43	1.06	1.90
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[10]
Advisory Fees Paid, Amount	$ 719,312
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class IS
Trading Symbol	WAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$66	0.64%
[11]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class IS shares of Western Asset Total Return Unconstrained Fund returned 7.56%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.46% and 4.76%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as the yield steepened
↑	Structured product positioning
↑	Agency mortgage-backed security positioning

Top detractors from performance:
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a slightly positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a positive impact on performance, while currency derivatives used to manage currency exposure had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.56	1.15	2.00
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA 3-Month U.S. Treasury Bill Index	4.76	2.70	1.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 135,933,567
Holdings Count | $ / shares	355	[12]
Advisory Fees Paid, Amount	$ 719,312
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$135,933,567
Total Number of Portfolio Holdings*	355
Total Management Fee Paid	$719,312
Portfolio Turnover Rate	235%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.